Subsequent events (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	Jul. 30, 2018 USD ($) m² a	Jul. 11, 2018 $ / shares	Jul. 11, 2018 ARS ($) shares	Jun. 30, 2018 $ / shares	Dec. 18, 2012 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Par value of shares (in argentine pesos per share) | $ / shares				$ 1	$ 0.1
Description of devaluation of currency	Devaluation against the US dollar and other currencies close to 31%, as compared to the exchange rate as of the end of the year.
Non-adjusting events after reporting period [Member] | La Malteria S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Authorised capital | $			$ 1
Numbe of authorised shares | shares			100,000
Par value of shares (in argentine pesos per share) | $ / shares		$ 1
Number of shares purchase/subscribed | shares			95,000
Non-adjusting events after reporting period [Member] | Malteria Hudson [Member]
Disclosure of non-adjusting events after reporting period [line items]
Description of acquired location	Intersection of route 2 and Buenos Aires - La Plata highway, in the City of Hudson, province of Buenos Aires.
Non-adjusting events after reporting period [Member] | Malteria Hudson [Member] | USD
Disclosure of non-adjusting events after reporting period [line items]
Area of surface property acquire	147,895
Area of built surface aquire	40,000
Consideration amount | $	$ 7
Non-adjusting events after reporting period [Member] | Malteria Hudson [Member] | USD | Non-Related Third Party [Member] | Bottom of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of option granted	15.00%
Non-adjusting events after reporting period [Member] | Malteria Hudson [Member] | USD | Non-Related Third Party [Member] | Top of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of option granted	30.00%
Non-adjusting events after reporting period [Member] | Malteria Hudson [Member] | USD | Purchase Agreement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Area of surface property acquire	49,000
Area of built surface aquire	57,000
Consideration amount | $	$ 720,825
Total constructive capacity of approximately | a	177,000